Warrant Liability - Additional Information (Detail) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jan. 24, 2020
Share price	$ 9.20	$ 9.20
Public Warrants
Term of warrants	5 years	5 years
Private warrant
Share price		$ 12.00
Warrant instrument redemption threshold trading days		30 days
Minimum lock In period required for warrant exercise from the date of business combination.	30 days	365 days
Warrant instrument redemption threshold consecutive trading days		20 days
Event Triggering Warrant Redemption When The Share Issue Price Is Less Than The Threshold
Number of trading days for determining volume weighted average share price	20 days	20 days
Percentage of capital raised for business combination to total equity proceeds	60.00%		60.00%
Share Trigger Price One
Warrant instrument redemption threshold trading days	30 days	30 days
Warrant instrument redemption threshold consecutive trading days	20 days	20 days
Share Trigger Price One | Public Warrants
Class of warrants redemption notice period	30 days	30 days
Class of warrants redemption price per unit	$ 0.01	$ 0.01
Share Trigger Price Two | Public Warrants
Class of warrants redemption price per unit	$ 0.10	$ 0.10
Maximum [Member]
Class of warrants, exercise price adjustment percentage	180.00%	180.00%
Minimum [Member]
Class of warrants, exercise price adjustment percentage	115.00%	115.00%
Common Class A | Share Trigger Price One
Share redemption trigger price per share	$ 18.00	$ 18.00
Common Class A | Share Trigger Price Two
Share redemption trigger price per share	$ 10.00	10.00
Common Class A | Maximum [Member]
Share redemption trigger price per share		18.00
Common Class A | Minimum [Member]
Share redemption trigger price per share		$ 10.00